Accounts receivable (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 52,201,869	$ 41,577,348
Accounts receivable - related parties	[1]	3,434,845	0
Allowance for doubtful accounts		(3,879,219)	(936,456)
Accounts Receivable, Net		51,757,495	40,640,892
Less: account receivable - long term portion from continuing operations	[2]	(1,502,518)	0
Accounts receivable - short term portion, net		50,254,977	40,640,892
Including:
Accounts receivable - short term portion from continuing operations, net		44,834,930	35,904,345
Accounts receivable - short term portion from EDLC business net		$ 5,420,047	$ 4,736,547

[1]	As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the affiliates of the original shareholders of E-Motors. E-Motors did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017 (Note 4). The Company collected back approximately $2.2 million (RMB 14.5 million) from these two related parties by May 6, 2018 and expects to collect the remaining balance by June 30, 2018.
[2]	representing the non-current portion of accounts receivable resulted from disposition of certain assets in Tantech Energy (Note 5).